Consolidated Balance Sheets - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Assets:
Cash and cash equivalents	$ 3,371	$ 2,459
Short-term investments	87	88
Accounts receivable, net	12,164	11,888
Inventories	14,760	14,001
Other current assets	660	722
Total current assets	31,042	29,158
Property and equipment, net	10,175	9,855
Goodwill	38,249	38,106
Intangible assets, net	13,511	13,878
Other assets	1,485	1,440
Total assets	94,462	92,437
Liabilities:
Accounts payable	7,946	7,490
Claims and discounts payable	9,451	7,653
Accrued expenses	6,937	6,829
Short-term debt	1,874	0
Current portion of long-term debt	42	1,197
Total current liabilities	26,250	23,169
Long-term debt	25,615	26,267
Deferred income taxes	4,214	4,217
Other long-term liabilities	1,549	1,542
Commitments and contingencies (Note 11)	0	0
Redeemable noncontrolling interest	0	39
Shareholders’ equity:
Preferred stock, par value $0.01: 0.1 shares authorized; none issued or outstanding	0
Common stock, par value $0.01: 3,200 shares authorized, 1,705 shares issued and 1,061 shares outstanding at December 31, 2016 and 1,699 shares issued and 1,101 shares outstanding at December 31, 2015	17	17
Treasury stock, at cost: 643 shares at December 31, 2016 and 597 shares at December 31, 2015	(33,452)	(28,886)
Shares held in trust: 1 share at December 31, 2016 and 2015	(31)	(31)
Capital surplus	31,618	30,948
Retained earnings	38,983	35,506
Accumulated other comprehensive income (loss)	(305)	(358)
Total CVS Health shareholders’ equity	36,830	37,196
Noncontrolling interest	4	7
Total shareholders’ equity	36,834	37,203
Total liabilities and shareholders’ equity	$ 94,462	$ 92,437